CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - UNAUDITED CONDENSED STATEMENT OF CASH FLOW (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,075)	$ (29,414)
Cash used in operating activities:
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Net cash used in operating activities	(11,382)	(16,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	11,314	29,282
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,464)	11,533
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	22,576	10,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	21,185	21,670
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(10,075)	(29,414)
Cash used in operating activities:
Equity in income of subsidiaries	24,108	29,936
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Net cash used in operating activities	(6,640)	(600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from net settlement of RSUs	292	0
Transfers from subsidiaries	18,500	21,575
Transfers to subsidiaries	0	(9,250)
Expenses paid on behalf of subsidiaries	(11,703)	(12,040)
Net cash provided by financing activities	7,089	285
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	449	(315)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	419	3,215
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	$ 868	$ 2,900